Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ 7,591	$ 1,191	¥ 19,026	¥ (2,288)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of fixed assets and computer parts	5,884	923	5,772	5,615
Amortization of intangible assets	471	74	544	661
Deferred income tax, net	(449)	(70)	115	(696)
Share-based compensation	7,056	1,107	6,728	5,626
Allowance for credit losses	989	155	679	429
Investment and interest income	(3,930)	(617)	(11,966)	(2,305)
Amortization and impairment of licensed copyrights	10,083	1,582	11,864	12,885
Amortization and impairment of produced content	6,121	961	4,534	2,977
Impairment of other assets	4,445	698	2,928	10,714
Share of losses from equity method investments	932	146	2,248	1,254
Loss (gain) on disposal of subsidiaries	(45)	(7)	0	578
(Gain) loss on disposal of fixed assets	(81)	(14)	71	(78)
Barter transaction revenue	(1,244)	(195)	(1,376)	(683)
Accretion on convertible senior notes and asset-backed debt securities	618	97	501	380
Other non-cash expenses	372	58	739	76
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable	(2,144)	(336)	(1,660)	(1,779)
Amounts due from related parties	(695)	(109)	125	(135)
Licensed copyrights	(9,731)	(1,527)	(10,528)	0
Produced content	(10,492)	(1,645)	(6,728)	(3,596)
Other assets	(3,644)	(573)	(351)	(863)
Customer deposits and deferred revenue	622	98	1,177	1,515
Accounts payable and accrued liabilities	7,141	1,121	208	(1,653)
Deferred income	(29)	(5)	(293)	(37)
Amounts due to related parties	281	45	(157)	(139)
Net cash provided by operating activities	20,122	3,158	24,200	28,458
Cash flows from investing activities:
Acquisition of fixed assets	(10,896)	(1,710)	(5,084)	(6,428)
Acquisition of businesses, net of cash acquired	(247)	(39)	(2,396)	(969)
Acquisition of licensed copyrights	0	0	0	(12,152)
Acquisition of intangible assets	(344)	(54)	(247)	(541)
Purchases of held-to-maturity investments	(171,526)	(26,916)	(159,197)	(120,189)
Maturities of held-to-maturity investments	156,700	24,590	134,299	46,563
Purchases of available-for-sale investments	(25,575)	(4,013)	(133,008)	(218,171)
Sales and maturities of available-for-sale investments	25,895	4,063	135,606	291,163
Purchases of equity investments	(3,395)	(533)	(4,467)	(6,322)
Proceeds from disposal of equity investments	9,908	1,555	6,523	7,517
Disposal of subsidiaries' shares	0	0	(486)	(476)
Loans provided to third parties	(810)	(127)	(5)	0
Repayment of loans provided to third parties	810	127	0	0
Repayment of loans provided to related parties	0	0	917	24
Prepayments made for the acquisition of businesses	(12,035)	(1,888)	0	0
Other investing activities	71	11	(7)	7
Net cash used in investing activities	(31,444)	(4,934)	(27,552)	(19,974)
Cash flows from financing activities:
Proceeds from short-term loans	4,487	704	3,559	2,738
Repayments of short-term loans	(3,365)	(528)	(3,223)	(3,166)
Proceeds from long-term loans	12,673	1,989	0	946
Repayments of long-term loans	(7,277)	(1,142)	(709)	(168)
Repayment of loans borrowed from related parties	0	0	(356)	0
Proceeds from issuance of long-term notes, net of issuance costs	6,440	1,011	13,346	(10)
Repayment of long-term notes	0	0	(5,378)	(6,912)
Proceeds from issuance of convertible senior notes, net of issuance costs	633	99	5,151	7,910
Repayments of convertible senior notes	(4,751)	(746)	0	0
Purchase of capped calls	0	0	0	(567)
Proceeds from issuance of subsidiaries' shares	684	107	4,662	401
Repurchase of ordinary shares	(7,581)	(1,190)	(13,054)	(4,958)
Proceeds from exercise of share options	335	53	228	18
Proceeds from issuance of redeemable noncontrolling interests	4,935	774	1,669	0
Acquisition of redeemable noncontrolling interests and noncontrolling interests in a subsidiary	(880)	(138)	0	0
Proceeds from Hong Kong listing, net of issuance costs	19,873	3,120	0	0
Return of equity to noncontrolling interest shareholders	(2,701)	(424)	0	0
Other financing activities	(109)	(18)	(230)	(105)
Net cash (used in) provided by financing activities	23,396	3,671	5,665	(3,873)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(943)	(148)	(212)	1
Net increase in cash, cash equivalents and restricted cash	11,131	1,747	2,101	4,612
Cash, cash equivalents and restricted cash at the beginning of the year	36,540	5,733	34,439	29,827
Cash, cash equivalents and restricted cash at the end of the year	47,671	7,480	36,540	34,439
Supplemental disclosures:
Interest paid	2,542	399	2,204	2,448
Income taxes paid	3,253	510	3,608	4,100
Non-cash investing and financing activities:
Acquisition of fixed assets included in accounts payable and accrued liabilities	1,843	289	984	1,020
Non-cash acquisitions of investments	50	8	54	28
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	36,850	5,783	35,782	33,443
Restricted cash	10,821	1,697	758	996
Cash, cash equivalents and restricted cash at the end of the year	¥ 47,671	$ 7,480	¥ 36,540	¥ 34,439